Equity-based Compensation - Schedule of Valuation Assumptions (Details)	4 Months Ended		6 Months Ended
	Apr. 21, 2014		Jul. 14, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Dividend yield	0.00%		0.00%
Expected volatility	32.20%	[1]	34.40%	[1]
Risk-free rate of return	1.77%		1.77%
Expected life (in years)	5 years 7 months 6 days	[2]	5 years	[2]

[1]	Expected volatility was based on competitors within the industry.
[2]	Expected life was calculated using the simplified method, which is an average of the contractual term of the option and its ordinary vesting period, as we do not have sufficient historical data for determining the expected term of our stock option awards.No options were exercised in the twelve and twenty-eight weeks ended July 14, 2014.